Right-of-Use Asset and Lease Liabilities - Maturities of finance lease liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
2026	$ 32,926	$ 63,760
2027	58,779	53,656
2028	53,379	48,257
2029	1,451
Total lease payments	146,535	165,673
Less: imputed interest	(12,691)	(19,417)
Total lease obligations	133,844	146,256
Less: current obligations	(53,756)	(51,401)	$ (63,759)
Finance lease liabilities, Non-current	$ 80,088	$ 94,855	$ 131,009